Goodwill And Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Aggregate Goodwill And Other Intangible Assets
COMPOSITION OF IDENTIFIABLE INTANGIBLE ASSETS:

	Weighted average useful lives	December 31,

		2019	2018
Original cost:
Technology	10	$323,348	$314,511
Customer relations	14	250,145	177,878
Trademarks and other	14	200,160	188,507
		773,653	680,896
Accumulated amortization:
Technology		221,855	206,567
Customer relations		104,343	93,519
Trademarks and other		152,132	141,513
		478,330	441,599
Amortized cost		$295,323	$239,297

Estimated Aggregate Amortization Expense
The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

2020		$38,693
2021		35,521
2022		28,689
2023		25,013
2024		21,724
2025	and thereafter	145,682
		$295,323

Schedule Of Goodwill
Changes in goodwill during 2019 were as follows:

2019
Balance, at January 1	$1,022,624
Additions (1)	288,029
Net translation differences (2)	29,964
Balance, at December 31	$1,340,617

(1)	Additions related mainly to the ENV acquisition. See Notes 1C(1) and 1C(5).
(2)
Foreign currency translation differences resulting from goodwill allocated to reporting units, whose functional currency has been determined to be other than the U.S. dollar.